OFS Credit Company, Inc.

Schedule of Investments

As of January 31, 2026

(Unaudited)

Company and Investment(1)(2)	Interest Rate /Effective Yield(3)	Spread Above Index(4)	Initial Acquisition Date	Maturity	Principal Amount	Amortized Cost	Fair Value(5)	Percent of Net Assets

CLO Debt Securities

Niagara Park CLO, Ltd.
Mezzanine Debt - Class G(12)	0.00%	N/A	11/19/2024	1/17/2038	$51,375	$50,541	$49,720	—%

Total CLO Debt Securities					$51,375	$50,541	$49,720	—%

CLO Equity Securities(6)

Allegro CLO XIV, Ltd.
Subordinated Notes	13.48%	N/A	8/23/2021	10/15/2038	$8,781,500	$5,408,504	$3,892,186	3.1%

Allegro CLO XV, Ltd.
Subordinated Notes	18.74%	N/A	6/10/2022	4/20/2038	5,350,462	3,309,808	2,848,008	2.2%

Allegro CLO XVI, Ltd.
Subordinated Notes	11.31%	N/A	4/11/2024	4/25/2037	6,490,084	4,525,746	3,611,160	2.8%

Allegro CLO XVII, Ltd.
Subordinated Notes	18.78%	N/A	6/18/2025	7/25/2038	9,670,177	7,344,839	7,130,284	5.6%

Anchorage Capital CLO 1-R, Ltd.
Subordinated Notes(8)(10)	0.00%	N/A	10/5/2018	4/13/2031	2,100,000	142,577	20,387	—%

Apex Credit CLO 13 Ltd.
Subordinated Notes	15.28%	N/A	1/23/2026	1/22/2039	10,958,237	9,033,909	9,033,909	7.1%

Apex Credit CLO 2020 Ltd.
Subordinated Notes	6.61%	N/A	11/16/2020	4/20/2035	6,170,000	4,986,397	2,808,221	2.2%

OFS Credit Company, Inc.

Schedule of Investments

As of January 31, 2026

(Unaudited)

Company and Investment(1)(2)	Interest Rate /Effective Yield(3)	Spread Above Index(4)	Initial Acquisition Date	Maturity	Principal Amount	Amortized Cost	Fair Value(5)	Percent of Net Assets
Apex Credit CLO 2021 Ltd.
Subordinated Notes	0.81%	N/A	5/28/2021	7/18/2034	$7,140,000	$4,334,265	$1,869,133	1.5%

Apex Credit CLO 2022-I Ltd.
Subordinated Notes	17.49%	N/A	4/28/2022	10/22/2038	14,060,974	8,169,641	5,940,760	4.7%

Apex Credit CLO 2024-I Ltd.
Subordinated Notes	18.62%	N/A	3/7/2024	4/20/2036	3,600,000	2,450,150	1,780,181	1.4%

Ares LV CLO Ltd.
Subordinated Notes	22.07%	N/A	11/19/2025	10/15/2037	3,800,000	2,294,941	2,116,382	1.7%

Ares LXXIV CLO Ltd.
Subordinated Notes	16.23%	N/A	9/12/2024	10/15/2037	10,000,000	8,007,937	6,727,754	5.3%

Atlas Senior Loan Fund X, Ltd.
Subordinated Notes(7)(8)	0.00%	N/A	10/5/2018	1/15/2031	5,000,000	1,990,754	—	—%

Atlas Senior Loan Fund XVII, Ltd.
Subordinated Notes	7.85%	N/A	9/20/2021	10/20/2034	6,000,000	3,742,122	2,061,873	1.6%

Ballyrock CLO 19 Ltd.
Subordinated Notes	25.72%	N/A	6/30/2025	4/20/2035	4,300,000	1,787,512	1,689,965	1.3%

Barings CLO Ltd. 2018-II
Subordinated Notes	18.33%	N/A	2/19/2025	7/15/2036	4,750,000	2,251,386	1,697,938	1.3%

Battalion CLO IX Ltd.
Subordinated Notes - Income(7)(8)	0.00%	N/A	10/10/2018	7/15/2031	1,079,022	408,304	—	—%
Subordinated Notes(7)(8)	0.00%	N/A	10/10/2018	7/15/2031	1,770,978	670,114	—	—%
					2,850,000	1,078,418	—	—%

OFS Credit Company, Inc.

Schedule of Investments

As of January 31, 2026

(Unaudited)

Company and Investment(1)(2)	Interest Rate /Effective Yield(3)	Spread Above Index(4)	Initial Acquisition Date	Maturity	Principal Amount	Amortized Cost	Fair Value(5)	Percent of Net Assets
Battalion CLO XI Ltd.
Subordinated Notes(7)	0.00%	N/A	3/20/2019	4/24/2034	$5,000,000	$2,691,059	$751,711	0.6%

Battalion CLO XV Ltd.
Subordinated Notes	2.10%	N/A	5/4/2023	1/17/2033	3,500,000	1,266,057	484,816	0.4%
Subordinated Notes	2.10%	N/A	5/4/2023	1/17/2033	3,500,000	1,266,057	484,816	0.4%
					7,000,000	2,532,114	969,632	0.8%
Battalion CLO XIX Ltd.
Subordinated Notes(7)	0.00%	N/A	3/16/2021	4/15/2034	5,000,000	2,109,380	708,793	0.6%

BlueMountain CLO XXVI Ltd.
Subordinated Notes	15.31%	N/A	8/9/2024	10/20/2034	4,000,000	2,071,735	1,579,043	1.2%

Bridge Street CLO III Ltd.
Subordinated Notes	35.95%	N/A	12/28/2022	10/20/2037	6,900,000	3,350,069	4,166,655	3.3%

Brightwood Capital MM CLO 2023-1, Ltd.
Subordinated Notes	24.50%	N/A	9/28/2023	10/15/2035	4,847,312	3,846,567	3,996,662	3.2%

Canyon CLO 2019-1, Ltd.
Subordinated Notes	17.18%	N/A	8/22/2024	7/15/2037	1,000,000	504,263	413,833	0.3%

Carlyle US CLO 2021-10, Ltd.
Subordinated Notes	20.13%	N/A	5/9/2025	1/20/2038	7,900,342	3,603,533	3,172,032	2.5%

Dryden 38 Senior Loan Fund
Subordinated Notes(8)(10)	0.00%	N/A	10/5/2018	7/15/2030	2,600,000	678,062	33,136	—%

Dryden 83 CLO, Ltd.
Subordinated Notes	13.05%	N/A	9/17/2024	4/18/2037	21,000,000	9,938,934	7,295,421	5.8%

OFS Credit Company, Inc.

Schedule of Investments

As of January 31, 2026

(Unaudited)

Company and Investment(1)(2)	Interest Rate /Effective Yield(3)	Spread Above Index(4)	Initial Acquisition Date	Maturity	Principal Amount	Amortized Cost	Fair Value(5)	Percent of Net Assets
Dryden 87 CLO, Ltd.
Subordinated Notes	11.00%	N/A	6/2/2021	8/20/2038	$7,078,500	$4,559,215	$2,704,836	2.1%

Dryden 95 CLO, Ltd.
Subordinated Notes	2.70%	N/A	7/29/2021	8/20/2034	6,000,000	4,043,868	2,284,331	1.8%

Dryden 98 CLO, Ltd.
Subordinated Notes	3.25%	N/A	3/17/2022	4/20/2035	5,500,000	3,745,167	2,026,543	1.6%

Dryden 112 CLO, Ltd.
Subordinated Notes	20.45%	N/A	9/4/2024	11/15/2036	11,200,000	6,103,933	5,462,531	4.3%

Dryden 123 CLO, Ltd.
Subordinated Notes	15.24%	N/A	4/4/2025	4/15/2038	5,000,000	4,284,223	3,855,029	3.0%

Eaton Vance CLO 2019-1, Ltd.
Subordinated Notes	12.27%	N/A	10/1/2024	7/15/2037	26,600,000	12,913,526	8,865,261	7.0%

Elevation CLO 2017-8, Ltd.
Subordinated Notes(8)(10)	0.00%	N/A	10/5/2018	10/25/2030	2,000,000	614,661	—	—%

Elevation CLO 2021-12, Ltd.
Subordinated Notes	5.89%	N/A	5/26/2021	4/20/2037	4,810,737	2,630,656	1,398,752	1.1%

Elevation CLO 2021-13, Ltd.
Subordinated Notes	0.24%	N/A	6/9/2021	7/15/2034	6,026,765	3,431,103	1,342,638	1.1%

Elevation CLO 2021-14, Ltd.
Subordinated Notes	11.56%	N/A	10/29/2021	1/20/2038	11,971,482	6,670,908	4,273,824	3.4%

OFS Credit Company, Inc.

Schedule of Investments

As of January 31, 2026

(Unaudited)

Company and Investment(1)(2)	Interest Rate /Effective Yield(3)	Spread Above Index(4)	Initial Acquisition Date	Maturity	Principal Amount	Amortized Cost	Fair Value(5)	Percent of Net Assets
Elevation CLO 2021-15, Ltd.
Subordinated Notes(7)	0.00%	N/A	12/23/2021	1/25/2035	$9,000,000	$5,251,374	$2,070,717	1.6%

Empower CLO 2023-3, Ltd.
Subordinated Notes	5.18%	N/A	12/21/2023	1/20/2037	10,675,000	7,043,001	5,534,024	4.4%

Empower CLO 2024-1, Ltd.
Subordinated Notes	6.79%	N/A	3/20/2024	4/25/2037	5,024,000	3,764,718	2,203,373	1.7%

Empower CLO 2024-2, Ltd.
Subordinated Notes	7.57%	N/A	6/26/2024	7/15/2037	1,350,000	1,104,529	714,132	0.6%

Empower CLO 2025-1, Ltd.
Subordinated Notes	14.71%	N/A	5/15/2025	7/20/2038	10,450,000	7,380,264	6,436,085	5.1%

Generate CLO 14 Ltd.
Subordinated Notes	8.36%	N/A	9/27/2024	4/22/2037	21,000,000	16,009,942	10,088,943	8.0%

Halcyon Loan Advisors Funding 2018-1 Ltd.
Subordinated Notes(10)	0.00%	N/A	3/20/2019	7/20/2031	3,000,000	1,211,984	45,933	—%

HarbourView CLO VII, Ltd.
Subordinated Notes(8)(10)	0.00%	N/A	10/5/2018	7/18/2031	3,100,000	1,886,533	—	—%

ICG US CLO 2021-3, Ltd.
Subordinated Notes	22.54%	N/A	8/8/2024	10/20/2034	6,800,000	3,076,572	2,509,967	2.0%

Invesco CLO 2021-2, Ltd.
Subordinated Notes	6.16%	N/A	5/24/2024	7/15/2034	6,000,000	2,738,404	1,501,063	1.2%

OFS Credit Company, Inc.

Schedule of Investments

As of January 31, 2026

(Unaudited)

Company and Investment(1)(2)	Interest Rate /Effective Yield(3)	Spread Above Index(4)	Initial Acquisition Date	Maturity	Principal Amount	Amortized Cost	Fair Value(5)	Percent of Net Assets
Invesco U.S. CLO 2023-1, Ltd.
Subordinated Notes	13.06%	N/A	5/31/2024	4/22/2037	$9,000,000	$6,274,990	$4,911,594	3.9%

Jamestown CLO XVI Ltd.
Subordinated Notes	2.10%	N/A	7/29/2021	7/25/2034	3,500,000	2,145,110	1,132,909	0.9%

KKR CLO 35 Ltd.
Subordinated Notes	19.73%	N/A	6/5/2025	1/20/2038	7,000,000	4,546,012	3,920,063	3.1%

LCM 31 Ltd.
Subordinated Notes(7)	0.00%	N/A	12/18/2020	7/20/2034	1,350,000	708,627	183,203	0.1%

LCM 42 Ltd.
Subordinated Notes	17.60%	N/A	12/19/2024	1/15/2038	3,500,000	2,906,410	2,460,615	1.9%

Madison Park Funding XXIX, Ltd.
Subordinated Notes	15.10%	N/A	12/22/2020	3/25/2038	1,154,848	537,268	345,467	0.3%

Marble Point CLO XX Ltd.
Subordinated Notes(7)	0.00%	N/A	4/9/2021	4/23/2051	5,125,000	3,092,245	1,432,387	1.1%

Marble Point CLO XXI Ltd.
Subordinated Notes(7)	0.00%	N/A	8/24/2021	10/17/2051	5,250,000	3,289,946	1,282,002	1.0%

Marble Point CLO XXIII Ltd.
Subordinated Notes	4.29%	N/A	12/3/2021	1/22/2052	1,750,000	1,176,116	573,992	0.5%

MidOcean Credit CLO VII
Subordinated Notes - Income(7)(8)	0.00%	N/A	3/20/2019	7/15/2029	3,275,000	1,047,083	—	—%

OFS Credit Company, Inc.

Schedule of Investments

As of January 31, 2026

(Unaudited)

Company and Investment(1)(2)	Interest Rate /Effective Yield(3)	Spread Above Index(4)	Initial Acquisition Date	Maturity	Principal Amount	Amortized Cost	Fair Value(5)	Percent of Net Assets
MidOcean Credit CLO VIII
Subordinated Notes - Income(8)(10)	0.00%	N/A	1/14/2019	2/20/2031	$3,225,000	$1,045,529	$79,786	0.1%

MidOcean Credit CLO IX
Subordinated Notes - Income(8)(10)	0.00%	N/A	11/21/2018	7/20/2031	3,000,000	1,364,703	—	—%

New Mountain CLO 2 Ltd.
Subordinated Notes	17.26%	N/A	4/1/2025	4/15/2034	11,250,000	6,904,421	5,958,453	4.7%

Niagara Park CLO, Ltd.
Subordinated Notes	15.81%	N/A	11/8/2019	1/17/2038	4,500,000	3,111,421	2,320,803	1.8%

Northwoods Capital XI-B, Limited
Subordinated Notes	20.75%	N/A	3/31/2025	7/19/2037	34,632,954	7,469,556	7,753,820	6.1%

OCP CLO 2017-14, Ltd.
Subordinated Notes	9.81%	N/A	9/24/2024	7/20/2037	10,000,000	4,243,245	2,604,954	2.1%

Park Blue CLO 2022-I, Ltd.
Subordinated Notes	17.10%	N/A	3/18/2025	10/20/2037	10,000,000	6,231,551	4,889,258	3.9%

Park Blue CLO 2022-II, Ltd.
Subordinated Notes	11.62%	N/A	9/27/2024	7/20/2037	5,325,000	3,239,319	2,060,256	1.6%

Park Blue CLO 2023-3, Ltd.
Subordinated Notes	19.32%	N/A	7/9/2025	4/20/2038	14,500,000	8,191,775	7,141,543	5.6%

PPM CLO 2 Ltd.
Subordinated Notes	3.13%	N/A	10/15/2024	4/16/2037	2,000,000	701,650	207,207	0.2%

OFS Credit Company, Inc.

Schedule of Investments

As of January 31, 2026

(Unaudited)

Company and Investment(1)(2)	Interest Rate /Effective Yield(3)	Spread Above Index(4)	Initial Acquisition Date	Maturity	Principal Amount	Amortized Cost	Fair Value(5)	Percent of Net Assets
Regatta XIX Funding Ltd.
Subordinated Notes	22.78%	N/A	11/7/2025	10/20/2038	$1,000,000	$607,771	$575,709	0.5%

Rockford Tower CLO 2019-1, Ltd.
Subordinated Notes	2.52%	N/A	8/25/2023	4/20/2034	4,500,000	2,193,654	1,079,533	0.9%

Rockford Tower CLO 2025-1, Ltd.
Subordinated Notes	19.48%	N/A	3/7/2025	3/31/2038	8,000,000	5,961,857	5,778,877	4.6%

Signal Peak CLO 7, Ltd.
Subordinated Notes	16.43%	N/A	2/4/2025	10/20/2037	5,674,500	2,786,600	1,829,278	1.4%

Sound Point CLO IV-R, Ltd.
Subordinated Notes(7)(8)	0.00%	N/A	11/2/2018	4/18/2031	4,000,000	599,847	—	—%

Steele Creek CLO 2022-1, Ltd.
Subordinated Notes	5.29%	N/A	3/28/2022	4/15/2038	6,339,779	3,746,711	1,459,941	1.2%

Trimaran CAVU 2021-2 Ltd.
Subordinated Notes	15.35%	N/A	8/20/2024	10/25/2034	2,000,000	833,114	633,859	0.5%

Trinitas CLO VIII, Ltd.
Subordinated Notes(7)(8)	0.00%	N/A	4/28/2021	7/20/2117	2,800,000	1,248,940	70,000	0.1%

Vibrant CLO X, Ltd.
Subordinated Notes(8)(10)	0.00%	N/A	5/23/2019	10/20/2031	8,000,000	2,720,176	—	—%

Vibrant CLO XIII, Ltd.
Subordinated Notes	10.72%	N/A	6/3/2021	1/15/2038	5,000,000	3,734,717	2,179,557	1.7%

OFS Credit Company, Inc.

Schedule of Investments

As of January 31, 2026

(Unaudited)

Company and Investment(1)(2)	Interest Rate /Effective Yield(3)	Spread Above Index(4)	Initial Acquisition Date	Maturity	Principal Amount	Amortized Cost	Fair Value(5)	Percent of Net Assets
Vibrant CLO XV, Ltd.
Subordinated Notes	16.22%	N/A	8/21/2023	1/20/2035	$4,000,000	$2,383,342	$1,783,021	1.4%

Voya CLO 2017-4, Ltd.
Subordinated Notes(8)(10)	0.00%	N/A	10/5/2018	10/15/2030	1,000,000	279,656	—	—%

Voya CLO 2024-7, Ltd.
Subordinated Notes	16.44%	N/A	1/7/2025	1/20/2038	17,475,000	15,459,806	13,571,448	10.6%

Wellfleet CLO 2021-1, Ltd.
Subordinated Notes	19.15%	N/A	7/30/2025	4/20/2034	4,830,000	1,618,684	1,360,125	1.1%

Wildwood Park CLO, Ltd.
Subordinated Notes	14.73%	N/A	11/5/2024	10/20/2037	5,000,000	4,120,131	3,312,359	2.6%

Zais CLO 3, Limited
Subordinated Notes - Income(7)(8)	0.00%	N/A	10/10/2018	7/15/2031	1,038,255	491,947	—	—%
Subordinated Notes(7)(8)	0.00%	N/A	10/10/2018	7/15/2031	1,761,745	834,659	—	—%
					2,800,000	1,326,606	—	—%

Total CLO Equity Securities					$560,612,653	$318,497,792	$222,525,060	175.6%

Loan Accumulation Facilities(11)

Dryden 128 CLO, Ltd.
Loan Accumulation Facility	16.50%	N/A	6/2/2025	11/22/2026	$3,000,000	$3,000,000	$3,000,000	2.4%

Fortress Credit Opportunities XXVII CLO B LLC
Loan Accumulation Facility	14.50%	N/A	1/27/2025	6/30/2026	8,518,880	8,518,880	8,518,880	6.7%

Total Loan Accumulation Facilities					$11,518,880	$11,518,880	$11,518,880	9.1%

OFS Credit Company, Inc.

Schedule of Investments

As of January 31, 2026

(Unaudited)

Company and Investment(1)(2)	Interest Rate /Effective Yield(3)	Spread Above Index(4)	Initial Acquisition Date	Maturity	Principal Amount	Amortized Cost	Fair Value(5)	Percent of Net Assets
Other CLO equity-related investments
CLO other(9)	17.53%	N/A				$1,368,728	$1,824,200	1.4%

Total Investments					$572,182,908	$331,435,941	$235,917,860	186.1%

Cash Equivalents
First American Treasury Obligations Fund Class Z(13)	3.57%	N/A			$7,061,304	$7,061,304	$7,061,304	5.6%

Total Investments and Cash Equivalents					$579,244,212	$338,497,245	$242,979,164	191.7%

(1)	These investments are generally subject to certain limitations on resale, and may be deemed to be “restricted securities” under the Securities Act of 1933, as amended.
(2)	OFS Credit Company, Inc. (the “Company”) does not “control” and is not an “affiliate” of any of its portfolio investments, each as defined in the Investment Company Act of 1940, as amended (the “1940 Act”). In general, under the 1940 Act, the Company would be presumed to “control” a portfolio investment if it owned 25% or more of its voting securities and would be an “affiliate” of a portfolio investment if the Company owned 5% or more of its voting securities.
(3)	The rate disclosed on collateralized loan obligation (“CLO”) equity and equity-related securities is the estimated effective yield, generally established at purchase, and re-evaluated upon the receipt of the initial distribution and each subsequent quarter thereafter. The estimated effective yield is based upon projected amounts and timing of future distributions and the projected amounts and timing of terminal principal payments at the time of estimation. The estimated effective yield and investment cost may ultimately not be realized. Projected cash flows, including the amounts and timing of terminal principal payments, which generally are projected to occur prior to the contractual maturity date, were utilized in deriving the effective yield of the investments. The rates disclosed on CLO debt securities reflect the contractual interest rate, and exclude yield related to accretion of discounts. The rate disclosed on Loan Accumulation Facilities (as defined in footnote 11 below) represents the estimated yield to be earned on the investment through estimated redemption. As of January 31, 2026, the Company’s weighted-average effective yield on its total investments, based on current amortized cost, was 12.39% (excludes discount accretion on CLO debt investments). Excluding optionally redeemed CLOs, the weighted average effective yield on total investments, based on current amortized cost, was 12.77%.
(4)	CLO debt securities generally bear interest at a rate determined by reference to three-month Secured Overnight Financing Rate (“SOFR”) which resets quarterly. The rate provided for each CLO debt security is as of period end, if applicable.
(5)	The fair value of all investments was determined in good faith by OFS Capital Management, LLC (the Company’s investment adviser) using significant, unobservable inputs. The fair value of the investments may differ significantly from the values that would have been used had a ready market or observable inputs existed for such investments and may differ materially from the values that may ultimately be received or settled.
(6)	Subordinated notes and income notes are considered CLO equity securities. CLO equity securities are entitled to recurring distributions, which are generally equal to the residual cash flow payments made by underlying securities of the CLO less contractual payments to debt holders and CLO-fund expenses, subject to compliance with coverage tests and other provisions of the respective CLO indenture, as applicable.
(7)	As of January 31, 2026, the effective accretable yield has been estimated to be 0%, as the aggregate amount of projected distributions, including projected distributions related to liquidation of the underlying portfolio upon the security’s anticipated redemption, is less than current amortized cost. Projected distributions are monitored and re-evaluated quarterly. All actual distributions received will be recognized as reductions to amortized cost until such time, if and when occurring, a future aggregate amount of then-projected distributions exceeds the security’s then-current amortized cost.

OFS Credit Company, Inc.

Schedule of Investments

As of January 31, 2026

(Unaudited)

(8)	Non-income producing. The Company has not recognized income on the security during the prior twelve-month period preceding the period-end date.
(9)	Fair value represents discounted cash flows associated with fee rebates earned from CLO equity-related investments.
(10)	As of January 31, 2026, the investment has been optionally redeemed and is in the process of liquidating. Commencing on the optional redemption date, the Company stops accruing interest income and remaining residual distributions are recognized as a return of capital up to the amount of current amortized cost, and realized gain for any amounts received in excess of current amortized cost, if applicable. CLO equity securities which have been optionally redeemed are realized when the deal has been fully liquidated and discharged.
(11)	“Loan Accumulation Facilities” are financing structures intended to aggregate loans that are expected to form part of the portfolio of a future CLO. Investments in Loan Accumulation Facilities generally earn returns equal to the actual income earned on facility assets less costs and fees incurred on senior financing and manager costs. Income and return of capital distributions from investments in Loan Accumulation Facilities are generally received upon the earlier of the closing of the CLO securitization or liquidation of the underlying portfolio.
(12)	Represents a zero-coupon CLO debt security that does not have a contractual interest rate. The Company earns interest income on the accretion of the discount over the expected life of the security.
(13)	Represents cash equivalents held in a money market fund as of January 31, 2026. The Company also had cash deposits of $20,883 as of January 31, 2026.